SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield
2023 Offering [Member]
IfrsStatementLineItems [Line Items]
Expected life of the Finders Warrants	2 years
Risk-free interest rate	2.64%
Expected dividend yield
Expected share price volatility	242.00%
Fair value at the date of transaction	$ 0.435
2022 Offering [Member]
IfrsStatementLineItems [Line Items]
Expected life of the Finders Warrants		2 years
Risk-free interest rate		0.16%
Expected dividend yield
Expected share price volatility		255.00%
Fair value at the date of transaction		$ 1.35
Broker Subscription Receipt Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected life of the Finders Warrants		2 years
Risk-free interest rate		1.04%
Expected dividend yield
Expected share price volatility		265.00%
Fair value at the date of transaction		$ 1.29